Interest-Bearing Deposits - Summary of Interest - Bearing Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Time deposits:
Total interest-bearing deposits	$ 372,961	$ 373,493
Interest-bearing Deposits [Member]
Interest Bearing Deposits [Line Items]
Demand	97,683	86,472
Savings	163,169	167,755
Time deposits:
In excess of $250,000	13,102	13,834
Other	99,007	105,432
Total interest-bearing deposits	$ 372,961	$ 373,493